Deposits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Demand non-interest bearing
Domestic	$ 3,790,875	$ 4,126,635
Foreign	821,469	904,210
Total demand non-interest bearing	4,612,344	5,030,845
Savings and interest-bearing demand
Domestic	3,317,461	3,161,411
Foreign	1,282,496	1,207,121
Total savings and interest-bearing demand	4,599,957	4,368,532
$100,000 or more
Time, certificate of deposit	2,266,820
Less than $100,000
Domestic	317,220	289,565
Foreign	315,503	268,483
Total time, certificates of deposit	2,899,543	2,425,177
Total deposits	12,111,844	11,824,554
Savings and interest-bearing demand
Domestic	56,759	42,148	$ 9,196
Foreign	25,153	18,189	3,490
Total savings and interest-bearing demand	81,912	60,337	12,686
$100,000 or more
Domestic	32,283	18,597	5,528
Foreign	47,420	25,471	3,867
Less than $100,000
Domestic	8,748	4,592	1,027
Foreign	8,517	4,498	735
Total time, certificates of deposit	96,968	53,158	11,157
Total interest expense on deposits	178,880	113,495	$ 23,843
Domestic
$100,000 or more
Time, certificate of deposit	876,254	763,419
Foreign
$100,000 or more
Time, certificate of deposit	$ 1,390,566	$ 1,103,710